INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of interest expense

US$ MILLIONS	2022	2021	2020
Interest on corporate facility	$11	$16	$19
Interest on corporate debt	118	87	76
Interest on non-recourse borrowings	1,470	1,134	944
Other financing fees(1)	256	231	140
	$1,855	$1,468	$1,179